Share-based compensation - Summary of Restricted Share Units Activity (Details) - 2011 Incentive Scheme - Restricted share units - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Number of restricted shares
Outstanding at the beginning of the period (in shares)	17,535,567	24,027,895	72,652,890
Granted (in shares)	7,744,374	9,918,014	9,387,270
Forfeited (in shares)	(2,688,963)	(8,023,640)	(42,872,565)
Vested (in shares)	(8,058,007)	(8,386,702)	(15,139,700)
Outstanding at the end of the period (in shares)	14,532,971	17,535,567	24,027,895
Expected to vest at the end of the period (in shares)	12,272,176
Weighted average grant-date fair value
Outstanding at the beginning of the period (in dollars per share)	$ 2.5551	$ 3.7202	$ 3.6059
Granted (in dollars per share)	1.7842	1.5065	3.6323
Forfeited (in dollars per share)	2.1666	3.4889	3.5461
Vested (in dollars per share)	2.8052	3.7594	3.6104
Outstanding at the end of the period (in dollars per share)	2.0776	$ 2.5551	$ 3.7202
Expected to vest at the end of the period (in dollars per share)	$ 2.0987